Recent Accounting Pronouncements and Changes to Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Impacts of Adopting IFRS 16 in Consolidated Statement of Financial Position
The significant impact on the Company’s consolidated statement of financial position at January 1, 2019, after the adoption of IFRS 16 is as follows:

	January 1, 2019
	After IFRS 16 $	Before IFRS 16 $	Increase (Decrease) $

Current
Trade and other receivables	828.1	878.1	(50.0)
Prepaid expenses	43.9	56.8	(12.9)
Other assets	24.3	23.2	1.1
Non-current
Lease assets	561.8	-	561.8
Intangible assets	242.0	247.7	(5.7)
Other assets	178.2	175.5	2.7

Total increase in assets			497.0

Current
Trade and other payables	566.9	567.2	(0.3)
Lease liabilities	44.8	-	44.8
Provisions	41.7	42.4	(0.7)
Other liabilities	5.0	23.2	(18.2)
Non-current
Lease liabilities	600.2	-	600.2
Provisions	86.6	78.2	8.4
Deferred tax liabilities	42.8	54.3	(11.5)
Other liabilities	10.9	105.4	(94.5)
Shareholders’ equity
Retained earnings	820.0	851.2	(31.2)

Total increase in liabilities and equity			497.0

Summary of lease liabilities reconciled to the total minimum lease payments
The lease liabilities as at January 1, 2019 can be reconciled to the total minimum lease payments disclosed in Note 20 of the Company’s annual consolidated financial statements as of December 31, 2018, as follows:

January 1, 2019 $

Total minimum lease payments disclosed as at December 31, 2018	902.5
Commitments relating to short-term leases	(15.3)
Commitments relating to leases of low-value assets	(6.3)
Extension and termination options reasonably certain to be exercised	7.1
Payments relating to fixed non-lease components	13.0
Commitments relating to leases not commenced but committed	(54.4)
Lease inducements receivable	(58.1)

Undiscounted lease payments	788.5
Discount effect at January 1, 2019	(143.5)

Lease liabilities recognized at January 1, 2019	645.0